OTHER PROVISIONS - Schedule of other provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Provisions [Line Items]
Current liabilities	$ 14,221	$ 15,072
Non-current liabilities	623,846	926,736
Total Liabilities	$ 638,067	$ 941,808	$ 942,537	$ 740,453
Probability of loss percentage	50.00%	50.00%
Tax contingencies
Other Provisions [Line Items]
Current liabilities	$ 11,536	$ 7,003
Non-current liabilities	313,165	614,882
Total Liabilities	324,701	621,885
Civil contingencies
Other Provisions [Line Items]
Current liabilities	1,173	7,702
Non-current liabilities	124,411	142,305
Total Liabilities	125,584	150,007
Labor contingencies
Other Provisions [Line Items]
Current liabilities	1,512	367
Non-current liabilities	174,035	155,501
Total Liabilities	175,547	155,868
Other
Other Provisions [Line Items]
Current liabilities	0	0
Non-current liabilities	9,908	11,571
Total Liabilities	9,908	11,571
Commission investigation
Other Provisions [Line Items]
Current liabilities	0	0
Non-current liabilities	2,327	2,477
Total Liabilities	$ 2,327	$ 2,477